Label	Element	Value
Pacer Swan SOS Conservative (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (April) ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Swan SOS Conservative (April) ETF (PSCW)
(the “Fund”)

Supplement dated April 1, 2021 to the
Prospectus dated December 23, 2020, as previously supplemented
Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.10% (before fees and expenses of the Fund) and 8.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2021 to March 31, 2022.
Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
April 1, 2021	March 31, 2022	5% to 30%	9.10%	8.35%

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.10% (before fees and expenses of the Fund) and 8.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2021 to March 31, 2022.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
April 1, 2021	March 31, 2022	5% to 30%	9.10%	8.35%

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Conservative (April) ETF | Pacer Swan SOS Conservative (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCW
Pacer Swan SOS Moderate (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (April) ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Swan SOS Moderate (April) ETF (PSMR)
(the “Fund”)

Supplement dated April 1, 2021 to the
Prospectus dated December 23, 2020, as previously supplemented
Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.48% (before fees and expenses of the Fund) and 9.73% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2021 to March 31, 2022.
Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
April 1, 2021	March 31, 2022	15%	10.48%	9.73%

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.48% (before fees and expenses of the Fund) and 9.73% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2021 to March 31, 2022.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
April 1, 2021	March 31, 2022	15%	10.48%	9.73%

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Moderate (April) ETF | Pacer Swan SOS Moderate (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMR
Pacer Swan SOS Flex (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (April) ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Pacer Swan SOS Flex (April) ETF (PSFM)
(the “Fund”)

Supplement dated April 1, 2021 to the
Prospectus dated December 23, 2020, as previously supplemented
Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.04% (before fees and expenses of the Fund) and 15.29% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2021 to March 31, 2022.
Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:

Investment Period Start	Investment Period End	Full Buffer	Fading Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
April 1, 2021	March 31, 2022	20%	20% to 40%	16.04%	15.29%

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.04% (before fees and expenses of the Fund) and 15.29% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2021 to March 31, 2022.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Period Start	Investment Period End	Full Buffer	Fading Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
April 1, 2021	March 31, 2022	20%	20% to 40%	16.04%	15.29%

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Flex (April) ETF | Pacer Swan SOS Flex (April) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFM